787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 28, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock 2037 Municipal Target Term Trust

Securities Act File No. 333-250205; Investment Company Act File No. 811-23621

Ladies and Gentlemen:

On behalf of BlackRock 2037 Municipal Target Term Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”). The Trust responded to the comments of the staff of the Securities and Exchange Commission to the Registration Statement in a separate letter filed on July 28, 2022.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Dean A. Caruvana, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

David C. Howe, Esq., Willkie Farr & Gallagher LLP

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